Taxes	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Taxes
11.	Taxes:

Marshall Islands tax considerations. Icon and all of its subsidiaries are incorporated in the Republic of the Marshall Islands as non-resident corporations pursuant to the Marshall Islands Business Corporations Act (the “BCA”) and are not doing business in the Republic of the Marshall Islands. As such, Icon and all of its subsidiaries and are not subject to tax on income or capital gains, no Marshall Islands withholding tax will be imposed upon payment of dividends to their respective shareholders, and their shareholders that are not residents of or domiciled or carrying on any commercial activity in the Republic of the Marshall Islands will not be subject to Marshall Islands tax on the sale or other disposition of their shares.

Taxation on United States source income. Pursuant to Section 883 of the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operation of ships is generally exempt from U.S. federal income tax on such income if the company meets the following requirements: (a) the company is organized in a foreign country that grants an equivalent exception to corporations organized in the U. S. and (b) either (i) more than 50 percent of the value of the company’s stock is owned, directly or indirectly, by individuals who are “residents” of the company’s country of organization or of another foreign country that grants an “equivalent exemption” to corporations organized in the U.S. (the “50% Ownership Test”) or (ii) the company’s stock is “primarily and regularly traded on one or more established securities markets” in its country of organization, in another country that grants an “equivalent exemption” to corporations organized in the U.S., or in the U.S. (the “Publicly-Traded Test”). For the purposes of the Publicly-Traded Test, the regulations provide that the stock of a foreign corporation will be considered to be “primarily traded” on an established securities market in a country if the number of shares of each class of stock used to satisfy the Publicly-Traded Test that is traded during the taxable year on all established securities markets in that country exceeds the number of shares in each such class that is traded during that year on established securities markets in any other single country. Furthermore, the stock of a foreign corporation will be considered “regularly traded” if one or more classes of its stock representing 50% or more of its outstanding shares, by total combined voting power of all classes of stock entitled to vote and by total combined value of all classes of stock, are listed on one or more established securities markets.

The jurisdiction where Icon and its subsidiaries are incorporated grant an equivalent exemption to United States corporations. The Company believes that it will satisfy the 50% Ownership Test for the 2025 and 2024 taxable years and expects to satisfy the substantiation and reporting requirements to claim the respective benefits. Therefore, the Company intends to take the position that it is exempt from U.S. federal income tax under Section 883 of the Code during the 2025 and 2024 taxable years. However, there can be no assurance that the Company will continue to satisfy the requirements of the 50% Ownership Test in future taxable years. For the years ended December 31, 2025 and 2024, the revenue generated from voyages to/from the United States, amounted to $1,671 and $43 respectively.